Employee benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit obligations.
Remeasurement of employee benefit obligations	$ (16)	$ 35	$ 33
Gain (loss) on remeasurement, net defined benefit liability (asset)	10	(145)	$ (20)
Employee benefit obligations net of employee benefit assets	147	122
Long term employee benefits	$ 42	$ 37